Shareholders’ Deficit (Details) - $ / shares			9 Months Ended	12 Months Ended
	Aug. 06, 2020	Aug. 03, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 11, 2020
Shareholders’ Deficit (Details) [Line Items]
Warrants, description				Each warrant is exercisable to purchase one of ordinary shares at an exercise price of $11.50 per full share and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
Preference shares, shares authorized			1,000,000	1,000,000	1,000,000
Ordinary shares vote, description				Holders of the Company’s ordinary shares are entitled to one vote for each share.
Ordinary shares, shares outstanding			11,212,117	20,450,000
Purchase of ordinary shares			1
Warrant exercisable (in Dollars per share)			$ 11.5	$ 11.5
Warrants expire, term			5 years
Preference Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Preference shares, shares authorized				1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preference shares, shares authorized			1,000,000
Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares issued				20,450,000		3,593,750
Stockholders equity, description		the Company effected a share dividend of 0.113043478 ordinary shares for each outstanding share (an aggregate of 406,250 ordinary shares), resulting in an aggregate of 4,000,000 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. Of the 4,000,000 ordinary shares outstanding, up to 521,739 of these ordinary shares were subject to forfeiture by the Sponsor (or its permitted transferees) on a pro rata basis depending on the extent to which the underwriters’ over-allotment option was exercised.
Ordinary shares, shares outstanding				20,450,000
Ordinary shares subject to possible redemption			6,762,117	16,000,000
Ordinary shares vote, description			Holders of the Company’s ordinary shares are entitled to one vote for each share.
Ordinary shares, shares issued			11,212,117	20,450,000
Ordinary shares, shares outstanding		4,000,000	11,212,117	20,450,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Shares subject to forfeiture	521,739